UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-7918

Weitz Partners, Inc.
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 600, Omaha NE	68124
(Address of principal executive offices)	(Zip code)

Wallace R. Weitz, President

Weitz Partners, Inc.

1125 South 103rd Street, Suite 600, Omaha, NE 68124
(Name and address of agent for service)

Registrant’s telephone number, including area code:		402-391-1980

Date of fiscal year end:	3/31/04

Date of reporting period:	3/31/04

Item 1.           Proxy Voting Record.

Effective as of April 1, 2004, all of the assets and liabilities of the single investment series of Weitz Partners, Inc. (the “Fund”) were acquired by The Weitz Funds (the “Trust”) in connection with a reorganization transaction that was approved by shareholders of the Fund.  Accordingly, the Trust is deemed to be the successor in interest to the Fund and the proxy voting record for the single series of the Fund for the period from July 1, 2003 through March 31, 2004 has therefore been included in the Form N-PX filed by the Trust.

The Form N-PX for the Trust can be found on the SEC’s EDGAR website under the name “Weitz Funds”.  The Trust’s CIK (Central Index Key) Number is 0001257927 and its SEC File Number is 333-107797.  The Trust filed its Form N-PX for the period ended June 30, 2004 on August 30, 2004.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Weitz Partners, Inc.

By (Signature and Title)*	/s/ Wallace R. Weitz
Wallace R. Weitz, President

Date	August 30, 2004

* Print the name and title of each signing officer under his or her signature.